Total net revenues - Revenue by collaboration and by category of revenue (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total collaboration revenues	€ 1,082,324,000	€ 240,786,000	€ 239,724,000
Recognition of non-refundable upfront payments and license fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total collaboration revenues	1,070,147,000	230,182,000	230,242,000
Gilead collaboration agreement for drug discovery platform
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total collaboration revenues	1,068,967,000	230,182,000	230,242,000
Gilead collaboration agreement for GLPG 1972 [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total collaboration revenues	1,180,000
Royalties [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total collaboration revenues	12,177,000	10,604,000	9,482,000
Gilead royalties on Jyseleca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total collaboration revenues	12,177,000	€ 10,604,000	9,466,000
Gilead royalties on Jyseleca | Gilead
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties	€ 12,200,000
Other royalties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total collaboration revenues			€ 16,000